Intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Intangible assets
Additions	$ 17,770	$ 141
Acquisitions through business combinations	17,664	52
Disposal of intangible assets	$ 0	$ 0
Cost
Intangible assets
Additions			$ 338
Acquisitions through business combinations			52
Computer software | Cost
Intangible assets
Additions			4
Licenses [Member] | Cost
Intangible assets
Additions			334
Acquisitions through business combinations			$ 52